RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended																			12 Months Ended											1 Months Ended	12 Months Ended													7 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Expedia [Member] CNY	Dec. 31, 2011 Expedia [Member] CNY	Dec. 31, 2010 Expedia [Member] CNY	Dec. 31, 2009 Expedia [Member] CNY	Dec. 31, 2011 Expedia [Member] Consulting fees [Member] CNY	Dec. 31, 2010 Expedia [Member] Consulting fees [Member] CNY	Dec. 31, 2012 Expedia [Member] CNY	Dec. 31, 2011 Expedia [Member] CNY	Dec. 31, 2010 Expedia [Member] CNY	Dec. 31, 2012 Egencia [Member] CNY	Dec. 31, 2011 Egencia [Member] CNY	Dec. 31, 2010 Egencia [Member] CNY	Dec. 31, 2011 Egencia [Member] Commission [Member] CNY	Dec. 31, 2012 Egencia [Member] Deposit [Member] CNY	Dec. 31, 2011 Egencia [Member] Deposit [Member] CNY	Dec. 31, 2012 Egencia [Member] CNY	Dec. 31, 2011 Egencia [Member] CNY	Dec. 31, 2010 Egencia [Member] CNY	Dec. 31, 2012 Hotels.com [Member] CNY	Dec. 31, 2011 Hotels.com [Member] CNY	Dec. 31, 2010 Hotels.com [Member] CNY	Dec. 31, 2012 EAN.com, L.P [Member] CNY	Dec. 31, 2011 EAN.com, L.P [Member] CNY	Dec. 31, 2010 EAN.com, L.P [Member] CNY	Dec. 31, 2011 EAN.com, L.P [Member] Commission [Member] CNY	Dec. 31, 2011 Qatar Airways [Member] CNY	May 31, 2009 TripAdvisor [Member]	Dec. 31, 2012 TripAdvisor [Member] CNY	Dec. 31, 2011 TripAdvisor [Member] CNY	Dec. 31, 2010 TripAdvisor [Member] CNY	Dec. 31, 2012 Kuxun [Member] CNY	Dec. 31, 2011 Kuxun [Member] CNY	Dec. 31, 2010 Kuxun [Member] CNY	Dec. 31, 2012 Tencent [Member] CNY	Dec. 31, 2011 Tencent [Member] CNY	Dec. 31, 2010 Tencent [Member] CNY	Dec. 31, 2012 Tencent [Member] Commission [Member] CNY	Dec. 31, 2011 Tencent [Member] Commission [Member] CNY	Dec. 31, 2012 Tencent [Member] Deposit [Member] CNY	Dec. 31, 2011 Tencent [Member] Deposit [Member] CNY	Dec. 31, 2011 Tencent [Member] Processing fee charge [Member] CNY	Dec. 31, 2012 Tencent [Member] CNY	Dec. 31, 2011 Tencent [Member] CNY	Dec. 31, 2010 Tencent [Member] CNY	Dec. 31, 2012 Tencent [Member] Deposit [Member] CNY	Dec. 31, 2012 Tencent [Member] CNY	Dec. 31, 2011 Tencent [Member] CNY	Dec. 31, 2010 Tencent [Member] CNY	Dec. 31, 2012 2010 Affiliate Company [Member] CNY	Dec. 31, 2011 2010 Affiliate Company [Member] CNY	Dec. 31, 2010 2010 Affiliate Company [Member] CNY	Dec. 31, 2012 2010 Affiliate Company [Member] Commission [Member] CNY	Dec. 31, 2011 2010 Affiliate Company [Member] Commission [Member] CNY	Dec. 31, 2012 2010 Affiliate Company [Member] CNY	Dec. 31, 2011 2010 Affiliate Company [Member] CNY	Dec. 31, 2010 2010 Affiliate Company [Member] CNY	Dec. 31, 2012 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2011 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2010 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2012 Second 2012 Affiliate Company [Member] CNY	Dec. 31, 2011 Second 2012 Affiliate Company [Member] CNY	Dec. 31, 2010 Second 2012 Affiliate Company [Member] CNY
Related Party Transaction [Line Items]
Commission, advertising and other expenses		66,889,785	40,435,689	6,198,899			1,368,826	9,723,349			295,419												314,866	228,579	43,767							3,422,325	5,901,772	2,548,405	5,175,662	5,812,043	2,237,901	84,196	29,547			1,783,766			29,547	72,900				340,625			45,188,643	26,659,297			26,659,297	176,298	20,685		2,650,942
Commission, advertising and other revenues		32,693,858	14,963,277	6,296,578	394,003	407,474							31,553	44,358	47,154	17,396				198,631	97,378	2,421	5,326,181	3,648,431	1,416,719	26,127,688	10,112,820	4,828,489							339,669	650,020																												263,328
Related party revenue														44,358	47,154	17,396	97,378						5,326,181	3,648,431	1,416,719				10,112,820	407,474						650,020					9,167,909															176,298	20,685
Amounts due to related parties		89,634,516	2,624,452		40,713,108			854,541			221,852	9,464		710,919	551,593				532,450		532,450					33,952,245						201,337	175,380		631,545	354,949										340,625							5,602,708	88,681				36,183			311,025			5,398,068
Amount due from related parties		23,638,777	11,632,475		236,001	224,131					374,575	374,575		5,215,706	5,063,125		5,063,125							987,489		4,040,987	761,204			224,131					185,375	46,458		8,024,273	1,205,734							127,100				300,000				1,585,587	193,260			134,760
Agreement period																															5 years
Amount due to affiliated company																																						1,219,482	911,935				5,000,000	1,500,000
Due from affiliates																																							1,205,734
Prepaid expenses to related parties					1,308,182	728,588	409,891																																				300,000						200,000
Prepaid expenses from related parties					414,919	1,871,169	2,589,702
Increase (decrease) due to related parties					202,531	(2,220,193)	(2,420,151)
Increase (decrease) due from related parties	1,927,144	12,006,302	10,392,470	918,758	(1,170,434)	(640,349)	(383,022)
Outstanding balance					374,575	258,747
Ownership percentage																																																							20.00%					20.00%